Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2025
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions	03 — Acquisitions and dispositions
Business combinations
During 2025 and 2024, the Group did not undertake any acquisitions accounted for as business combinations.
In April 2023, Deutsche Bank announced that it had reached an agreement on an all-cash offer for the acquisition of
Numis Corporation Plc (“Numis”). On October 13, 2023, the acquisition was completed and Deutsche Bank acquired a
100% interest in Numis for a cash purchase price of € 460 million (GBP 397 million). Following the acquisition of Numis, the determination of the fair values of the identifiable assets acquired and liabilities assumed as of the acquisition date had been finalized in the fourth quarter 2023 with details included in the table below. Other intangible assets identified in the purchase price allocation included customer relationships (€ 56 million) and trade name (€ 27 million). Goodwill of
€ 235 million identified in the purchase price allocation mainly represented the expected future economic benefit of synergies and the value of human capital.
Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date

in € m.	October 13, 2023
Cash consideration transferred	460
Total consideration transferred	460

Recognized amounts of identifiable assets acquired and liabilities assumed:[1]
Interbank balances (w/o central banks)	126
Securities borrowed	10
Financial assets at fair value through profit or loss	44
Property and equipment	53
Other intangible assets	84
All other assets	410
Total assets acquired	727
Financial liabilities at fair value through profit or loss	14
All other liabilities	488
Total liabilities assumed	502
Total identifiable net assets	225
Goodwill	235
Total identifiable net assets and goodwill acquired	460
1By major class of assets acquired and liabilities assumed
Deutsche Bank assigned goodwill resulting from the Numis acquisition to the Investment Bank cash-generating unit
(CGU). Given the valuation of the Investment Bank CGU, following the acquisition, goodwill recognized for Numis was considered impaired and written off in the fourth quarter of 2023 (also refer to Note 23 “Goodwill and Other Intangible
Assets”).
Dispositions
There were no dispositions in 2025 and 2024, but the Group had finalized several dispositions of subsidiaries/businesses during 2023. These disposals were mainly comprised of businesses that were previously classified as held for sale. The total consideration for 2023 dispositions received in 2024 and 2023 (thereof in cash) was € 3 million (cash € 3 million)
and € 117 million (cash € 99 million), respectively. The table below shows the assets and liabilities that were included in these disposals.

in € m.	2025	2024	2023
Cash and cash equivalents	—	—	7
All remaining assets	—	—	105
Total assets disposed	—	—	113
Total liabilities disposed	—	—	213